Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
General
Schedule of useful lives used for depreciation and amortization

At December 31, 2013, the useful lives used for depreciation and amortization were as follows:

Buildings	7 to 40 years
Land improvements	3 to 25 years
Leasehold improvements	3 to 15 years
Equipment	3 to 25 years